Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average incremental borrowing rate	9.80%
Furniture and fixtures [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation at declining balance rates	20.00%
Furniture and fixtures [member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation at declining balance rates	30.00%
IFRS 16 [member]
Disclosure Of Property Plant And Equipment [Line Items]
Gain or loss recognized in profit or loss on purchase,sale,issue or cancelation of equity instruments	$ 0
Effect on retained earnings or prior period amounts due to adoption of standards	0
IFRS 16 [member] | Included in property and equipment - "Petroleum and natural gas assets" and "Other assets" [member]
Disclosure Of Property Plant And Equipment [Line Items]
Increase to ROU assets	$ 3,500,000